Long-term Debt	12 Months Ended
Dec. 31, 2016
Maturities of Long-term Debt [Abstract]
Long-term Debt
(12)	Long-term Debt

The Bank is a member of the FHLB and through its membership, the Bank can access a number of credit products, which are utilized to provide liquidity. As of December 31, 2016 and 2015, the Bank had long-term debt outstanding in the amount of $13,581,000 and $40,305,000, respectively, consisting of:

	At December 31,
(Dollars in thousands)	2016	2015
Loans maturing in 2016 with rates ranging from 0.54% to 1.08%	$—	$26,521
Loans maturing in 2017 at a rate of 3.03%	1,016	1,016
Loan maturing in 2019 at a rate of 1.87%	10,000	10,000
Loan maturing in 2026 at a rate of 4.80%	2,504	2,703
Loan maturing in 2027 at a rate of 6.71%	61	65

	$13,581	$40,305

The aggregate principal amounts due on long-term debt subsequent to December 31, 2016 are $1,229,000 (2017), $223,000 (2018), $10,235,000 (2019), $246,000 (2020), $258,000 (2021), and $1,390,000 thereafter.